UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08
                                               --------
Check here if Amendment [ ];
        This Amendment (Check only one):    [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Independence Trust Company
Address:   P.O. Box 682188
           Franklin, TN 37068-2188

Form 13F File Number: 28:
                         ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcia E. Williams
Title:     President and CEO
Phone:     (615) 591-0044

Signature, Place, and Date of Signing:

     /s/ Marcia E. Williams           Franklin, TN            01/13/09
-------------------------------     ----------------      ----------------
           [Signature]                [City, State]            [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number                Name
28-___________________              ________________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           81
                                         -----------
Form 13F Information Table Value Total:      $34,424
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             Form 13F File Number      Name
_____________   28-___________________    _____________________________________
                [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGCO CORP                                       001084102      311   13180 SH       SOLE              13180      0    0
AT&T INC                                        00206R102      815   28598 SH       SOLE              28598      0    0
ACTIVISION BLIZZARD INC                         00507V109       89   10270 SH       SOLE              10270      0    0
AFFILIATED MANAGERS GROUP                       008252108      271    6475 SH       SOLE               6475      0    0
ALCOA INC                                       013817101      314   27910 SH       SOLE              27910      0    0
ARCH CHEMICALS INC                              03937R102      340   13035 SH       SOLE              13035      0    0
BP PLC ADR                                      055622104      312    6673 SH       SOLE               6673      0    0
CBS CORP CLASS B                                124857202       93   11400 SH       SOLE              11400      0    0
CABLEVISION SYSTEMS NY GRP                      12686C109      178   10595 SH       SOLE              10595      0    0
CARAUSTAR INDUSTRIES INC.                       140909102       10   20870 SH       SOLE              20870      0    0
CASCADE CORP                                    147195101      304   10185 SH       SOLE              10185      0    0
CHICAGO BRIDGE & IRON CO N.V.                   167250109      147   14655 SH       SOLE              14655      0    0
CHINA MOBILE HK LTD SP ADR                      16941M109      231    4535 SH       SOLE               4535      0    0
CISCO SYSTEMS INC                               17275R102      223   13680 SH       SOLE              13680      0    0
CITIGROUP INC                                   172967101      139   20648 SH       SOLE              20648      0    0
COCA COLA CO                                    191216100      564   12460 SH       SOLE              12460      0    0
COLGATE PALMOLIVE COMPANY                       194162103      391    5708 SH       SOLE               5708      0    0
COLUMBIA SPORTSWEAR                             198516106      261    7380 SH       SOLE               7380      0    0
CUSHING MLP TOTAL RETURN FUND                   231631102     1713  382379 SH       SOLE             382379      0    0
DARLING INTERNATIONAL INC                       237266101      261   47525 SH       SOLE              47525      0    0
DIAGEO PLC SP0N ADR NEW                         25243Q205      322    5675 SH       SOLE               5675      0    0
DOW CHEMICAL CO                                 260543103      200   13235 SH       SOLE              13235      0    0
DUKE ENERGY CORP                                26441C105      570   37958 SH       SOLE              37958      0    0
EL PASO PIPELINE PARTNERS LP                    283702108      217   13925 SH       SOLE              13925      0    0
ENTERPRISE PRODUCT PARTNERS LP                  293792107      370   17835 SH       SOLE              17835      0    0
EXXON MOBIL CORP                                30231G102     1106   13860 SH       SOLE              13860      0    0
FELCOR LODGING PFD CONV SER A                   31430F200       73   10800 SH       SOLE              10800      0    0
GENERAL ELECTRIC CO                             369604103      464   28669 SH       SOLE              28669      0    0
GLAXO SMITHKLINE PLC SPONSORED                  37733W105      277    7425 SH       SOLE               7425      0    0
ADR
HJ HEINZ CO                                     423074103      294    7830 SH       SOLE               7830      0    0
HOME DEPOT INC                                  437076102      425   18477 SH       SOLE              18477      0    0
HONEYWELL INTL INC                              438516106      246    7509 SH       SOLE               7509      0    0
INTEL CORPORATION                               458140100     1082   73781 SH       SOLE              73781      0    0
INTERNATIONAL BUSINESS                          459200101      391    4641 SH       SOLE               4641      0    0
MACHINES
ISHARES LEHMAN AGG BOND FD                      464287226      573    5500 SH       SOLE               5500      0    0
ISHARES MSCI EMERGING MARKET                    464287234     1120   44880 SH       SOLE              44640      0  240
INDEX
ISHARES S&P GLBL TECH SECTOR                    464287291      253    6825 SH       SOLE               6825      0    0
ISHARES MSCI EAFE INDEX FUND                    464287465      475   10579 SH       SOLE              10244      0  335
ISHARES RUSSELL 3000 VALUE                      464287663      227    3513 SH       SOLE               3273      0  240
J ALEXANDER CORP                                466096104      574  241320 SH       SOLE                  0 241320    0
JP MORGAN CHASE & CO                            46625H100      518   16434 SH       SOLE              16434      0    0
JAMES RIVER COAL COMPANY                        470355207      336   21945 SH       SOLE              21945      0    0
JOHNSON & JOHNSON                               478160104     1040   17388 SH       SOLE              17388      0    0
KBR INC                                         48242W106      203   13325 SH       SOLE              13325      0    0
KINDER MORGAN MANAGEMENT LLC                    49455U100      243    6082 SH       SOLE               6082      0    0
KOPPERS HOLDING INC                             50060P106      210    9740 SH       SOLE               9740      0    0
LIBERTY MEDIA INTERACTIVE A                     53071M104       71   22700 SH       SOLE              22700      0    0
MAGELLAN MIDSTREAM PARTNERS                     559080106      201    6660 SH       SOLE               6660      0    0
MCDONALDS CORP                                  580135101      294    4729 SH       SOLE               4729      0    0
MICROSOFT CORPORATION                           594918104      516   26559 SH       SOLE              26559      0    0
MONSANTO CO                                     61166W101      206    2925 SH       SOLE               2925      O    0
NEWPORT CORP                                    651824104      236   34745 SH       SOLE              34745      0    0
NORDSON CORP                                    655663102      226    7005 SH       SOLE               7005      0    0
OGE ENERGY CORP                                 670837103      254    9850 SH       SOLE               9850      0    0
PEPSICO INC                                     713448108      433    7915 SH       SOLE               7915      0    0
PETROQUEST ENERGY INC                           716748108      183   27140 SH       SOLE              27140      0    0
PFTIZER INC                                     717081103      229   12920 SH       SOLE              12920      0    0
PHILIP MORRIS INTERNATIONAL                     718172109      221    5087 SH       SOLE               5087      0    0
INC
PLAINS ALL AMER PIPELINE LP                     726503105      277    7984 SH       SOLE               7984      0    0
POLARIS INDUSTRIES                              731068102      327   11420 SH       SOLE              11420      0    0
PROCTOR & GAMBLE CO                             742718109      370    5985 SH       SOLE               5985      0    0
PUBLIC STORAGE INC COM SER A                    74460D729      341   14200 SH       SOLE              14200      0    0
QUALCOMM INC                                    747525103      447   12490 SH       SOLE              12390      0  100
QUANTA SERVICES INC                             74762E102      214   10800 SH       SOLE              10800      0    0
REGIONS FINANCIAL CORP                          7591EP100      220   27617 SH       SOLE              27617      0    0
REPUBLIC SERVICES INC                           760759100      203    8205 SH       SOLE               8205      0    0
S&P 500 DEPOSITORY RECEIPTS                     78462F103      756    8376 SH       SOLE               8037      0  339
SILICONWARE PRECISION ADR                       827084864       69   15365 SH       SOLE              15365      0    0
SMITHFIELD FOODS INC                            832248108      328   23330 SH       SOLE              23330      0    0
SOUTHWEST AIRLINES                              844741108      102   11835 SH       SOLE              11835      0    0
SYSCO CORP                                      871829107      533   23245 SH       SOLE              23245      0    0
TAIWAN SEMICONDUCTOR ADR                        874039100       95   12076 SH       SOLE              12076      0    0
TORTOISE ENERGY INFRASTRUCTURE                  89147L100     2966  174903 SH       SOLE             174903      0    0
TORTOISE ENERGY CAPITAL CORP                    89147U100     2942  232595 SH       SOLE             232595      0    0
TRACTOR SUPPLY COMPANY                          892356106      299    8275 SH       SOLE               8275      0    0
TRINITY INDUSTRIES                              896522109      330   20962 SH       SOLE              20962      0    0
US BANCORP                                      902973304      312   12493 SH       SOLE              12493      0    0
URS CORP                                        903236107      365    8965 SH       SOLE               8965      0    0
USEC INC                                        90333E108      229   51020 SH       SOLE              51020      0    0
WASHINGTON FEDERAL INC                          938824109      226   15138 SH       SOLE              15138      0    0
WELLS FARGO & CO                                949746101      627   21260 SH       SOLE              21260      0    0